UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-23161

Nushares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen ESG Emerging Markets Equity ETF (NUEM)
(formerly known as Nushares ESG Emerging Markets Equity ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.6%
	COMMON STOCKS – 99.6%
	Communication Services – 14.5%
368	Advanced Info Service PCL, (2), (3)	$2,102
28,254	Alibaba Pictures Group Ltd, (3)	4,897
163,231	Axiata Group Bhd	159,804
118,570	Bharti Airtel Ltd	509,991
1,097	Bharti Infratel Ltd	4,566
28,773	China Tower Corp Ltd, 144A	6,160
43,590	Chunghwa Telecom Co Ltd	151,820
4,085	DiGi.Com Bhd	4,647
379	Hellenic Telecommunications Organization SA	4,762
3,557	Maxis Bhd	4,993
5,639	Naspers Ltd	1,291,828
10	NCSoft Corp	4,211
6,885	Ooredoo QPSC	143,514
1,732	SK Telecom Co Ltd	401,614
1,424	Taiwan Mobile Co Ltd	5,076
14,787	Telefonica Brasil SA	197,644
7,862	Telekom Malaysia Bhd	5,586
2,278,062	Telekomunikasi Indonesia Persero Tbk PT	635,852
1,441	Telkom SA SOC Ltd	7,289
63,510	Tencent Holdings Ltd	2,800,472
23,904	True Corp PCL, (2), (3)	3,902
1,696	Turkcell Iletisim Hizmetleri AS	4,755
363	Vodacom Group Ltd	3,298
	Total Communication Services	6,358,783
	Consumer Discretionary – 11.1%
14,078	Alibaba Group Holding Ltd, Sponsored ADR, (3)	2,372,002
1,378	Alsea SAB de CV, (3)	3,831
1,513	Arcelik AS	5,414
154,499	BAIC Motor Corp Ltd, 144A	100,417
96	Bajaj Auto Ltd	3,460
140	Baozun Inc., Sponsored ADR, (3)	5,012
2,729	Brilliance China Automotive Holdings Ltd	2,567
54,998	BYD Co Ltd	322,767
92	CCC SA	4,429

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
(formerly known as Nushares ESG Emerging Markets Equity ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
2,927	Cheng Shin Rubber Industry Co Ltd	$4,111
7,384	China First Capital Group Ltd, (3)	3,839
190,451	China Travel International Investment Hong Kong Ltd	54,854
22	CJ ENM Co Ltd	4,198
167	Ctrip.com International Ltd, ADR, (3)	5,561
233,134	Dongfeng Motor Group Co Ltd	243,928
346	Eclat Textile Co Ltd	3,919
10	Eicher Motors Ltd	2,672
740	Feng TAY Enterprise Co Ltd	4,637
460	FF Group, (3), (4)	633
259	Foschini Group Ltd/The	3,305
23,344	Geely Automobile Holdings Ltd	39,449
897	Giant Manufacturing Co Ltd	4,438
886,454	GOME Retail Holdings Ltd, (3)	76,821
105,377	Guangzhou Automobile Group Co Ltd	113,882
115	Hankook Tire Co Ltd	4,320
118,783	HengTen Networks Group Ltd, (3)	3,860
103	Hero MotoCorp Ltd	3,800
11,818	Home Product Center PCL, (2)	5,901
515	Hotai Motor Co Ltd	4,912
57	Hotel Shilla Co Ltd	3,924
68	LG Electronics Inc.	4,070
403	Lojas Renner SA	5,034
2	LPP SA	4,508
29,196	Mahindra & Mahindra Ltd	279,460
2,747	Minor International PCL, (2), (3)	3,407
264	Mr Price Group Ltd	4,436
2,696	New Oriental Education & Technology Group Inc., Sponsored ADR	207,700
3,889	Pou Chen Corp	4,658
2,132	Robinson PCL, (2), (3)	4,640
43,586	SACI Falabella	352,996
29,453	Shenzhou International Group Holdings Ltd	346,641
431	Titan Co Ltd	6,060
709	Truworths International Ltd	4,280
32,910	Vipshop Holdings Ltd, ADR, (3)	253,078
910	Woolworths Holdings Ltd/South Africa	3,445
	Total Consumer Discretionary	4,897,276
	Consumer Staples – 6.3%
31	Amorepacific Corp	5,057
29	Amorepacific Corp	2,659

Shares	Description (1)	Value
	Consumer Staples (continued)
80	AMOREPACIFIC Group	$4,925
872	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,713
878	Arca Continental SAB de CV	5,119
9,669	Atacadao Distribuicao Comercio e Industria Ltda	53,059
222	Bid Corp Ltd	4,740
116	Britannia Industries Ltd	5,211
5,638	Charoen Pokphand Foods PCL, (2), (3)	4,918
183,893	China Agri-Industries Holdings Ltd	65,386
32,189	China Mengniu Dairy Co Ltd	99,479
4,304	Cia Brasileira de Distribuicao	114,937
13	CJ CheilJedang Corp	4,002
290	Clicks Group Ltd	4,303
7,659	Coca-Cola Femsa SAB de CV	48,096
770	Dabur India Ltd	4,845
1,065	Embotelladora Andina SA	4,138
74,381	Fomento Economico Mexicano SAB de CV	680,162
429	Godrej Consumer Products Ltd	4,292
27,355	Hindustan Unilever Ltd	675,855
3	LG Household & Health Care Ltd	3,411
6	LG Household & Health Care Ltd	4,098
435	M Dias Branco SA, (3)	5,685
1,139	Marico Ltd	5,894
428	Natura Cosmeticos SA	5,573
657	Nestle India Ltd	106,060
136	Nestle Malaysia Bhd	4,931
880	Pick n Pay Stores Ltd	4,606
1,198	PPB Group Bhd	5,323
11,291	President Chain Store Corp	118,528
340	Shoprite Holdings Ltd	4,193
336	SPAR Group Ltd/The	5,049
2,031	Standard Foods Corp	3,299
204,599	Sun Art Retail Group Ltd	202,338
130,902	Unilever Indonesia Tbk PT	468,427
2,146	Uni-President Enterprises Corp	5,022
	Total Consumer Staples	2,747,333
	Energy – 5.2%
14,040	Cosan SA	171,087
314,778	Dialog Group Bhd	230,550
97,557	Energy Absolute PCL, (2), (3)	148,322
847,460	IRPC PCL, (2), (3)	155,970

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
(formerly known as Nushares ESG Emerging Markets Equity ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Energy (continued)
5,223	Motor Oil Hellas Corinth Refineries SA	$130,351
17,008	Petronas Dagangan Bhd	109,539
51,544	Petronet LNG Ltd	164,663
3,867	S-Oil Corp	363,188
95,414	Thai Oil PCL, (2), (3)	219,887
4,532	Tupras Turkiye Petrol Rafinerileri AS	121,708
31,078	Ultrapar Participacoes SA	487,993
	Total Energy	2,303,258
	Financials – 22.1%
278	Absa Group Ltd	3,871
11,738	Abu Dhabi Commercial Bank PJSC	29,880
142,800	AMMB Holdings Bhd	156,885
75,630	Axis Bank Ltd	766,509
859	B3 SA - Brasil Bolsa Balcao, (3)	7,421
170	Bajaj Finance Ltd	6,170
73,318	Banco Bradesco SA, (3)	910,940
17,569	Banco Bradesco SA, (3)	194,172
75	Banco de Credito e Inversiones SA	5,368
618	Banco do Brasil SA, (3)	8,798
11,825	Banco Santander Brasil SA	156,041
60,379	Banco Santander Chile	4,903
67,337	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	100,926
583	Bancolombia SA	6,257
35,032	Bancolombia SA	387,504
2,479	Bank Central Asia Tbk PT	4,999
9,282	Bank Danamon Indonesia Tbk PT	6,045
2,178	Bank Millennium SA, (3)	5,173
178	Bank Polska Kasa Opieki SA	5,301
33,901	Bank Rakyat Indonesia Persero Tbk PT	9,341
1,721	BDO Unibank Inc.	4,459
387,706	Cathay Financial Holding Co Ltd	550,233
162,187	China Merchants Bank Co Ltd	706,895
536,127	China Minsheng Banking Corp Ltd	409,268
79,578	CIMB Group Holdings Bhd	109,187
16,989	Commercial Bank PQSC/The	198,059
6,241	CTBC Financial Holding Co Ltd	4,205
14,580	DGB Financial Group Inc.	113,741
7,349	E.Sun Financial Holding Co Ltd	5,107
45,500	First Abu Dhabi Bank PJSC	182,595
7,152	First Financial Holding Co Ltd	4,749

Shares	Description (1)	Value
	Financials (continued)
55,422	FirstRand Ltd	$289,807
373,042	Fubon Financial Holding Co Ltd	540,957
18,319	Grupo Financiero Banorte SAB de CV	102,386
124	Hana Financial Group Inc.	4,452
776	Investec Ltd	5,091
87,954	Itau Unibanco Holding SA	936,328
1,719	Itausa - Investimentos Itau SA	6,371
1,110	Kasikornbank PCL	7,177
15,314	KB Financial Group Inc.	661,338
115	Komercni banka as	4,642
1,809	Malayan Banking Bhd	4,213
1,273	mBank SA	153,912
5,043	Mega Financial Holding Co Ltd	4,366
4,934	Nedbank Group Ltd	106,254
142,751	Old Mutual Ltd	251,616
295	PSG Group Ltd	5,570
786	Public Bank Bhd	4,755
326	Remgro Ltd	5,185
3,559	RHB Capital Bhd	4,718
1,009	RMB Holdings Ltd	6,350
2,546	Samsung Card Co Ltd	76,313
2,283	Samsung Fire & Marine Insurance Co Ltd	560,157
28,628	Sanlam Ltd	181,454
47	Santander Bank Polska SA	4,731
4,421	Shinhan Financial Group Co Ltd	171,651
1,174	Siam Commercial Bank PCL/The, (3)	5,017
34,940	Standard Bank Group Ltd	513,436
11,450	Taishin Financial Holding Co Ltd	5,069
16,271	Taiwan Business Bank	5,852
67,288	TMB Bank PCL, (2), (3)	4,738
2,882	Turkiye Garanti Bankasi AS	5,045
1,021	Yes Bank Ltd	2,785
	Total Financials	9,706,738
	Health Care – 2.5%
2,545	3SBio Inc., 144A	4,249
6,061	Bangkok Dusit Medical Services PCL, (2), (3)	4,578
851	Bumrungrad Hospital PCL, (2), (3)	5,066
2,782	China Resources Pharmaceutical Group Ltd, 144A	3,950
2,516	CSPC Pharmaceutical Group Ltd	4,316
2,459	Genscript Biotech Corp, (3)	3,773

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
(formerly known as Nushares ESG Emerging Markets Equity ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
2,669	Hartalega Holdings Bhd	$3,519
3,511	IHH Healthcare Bhd	4,800
44,128	Kalbe Farma Tbk PT	5,053
2,297	Life Healthcare Group Holdings Ltd	4,694
358	Lupin Ltd	4,406
4,905	Luye Pharma Group Ltd, 144A	3,644
1,683	Netcare Ltd	3,139
3,799	Richter Gedeon Nyrt	81,070
166,863	Shandong Weigao Group Medical Polymer Co Ltd	139,288
36,531	Shanghai Fosun Pharmaceutical Group Co Ltd	111,036
1,668	Shanghai Pharmaceuticals Holding Co Ltd	3,550
470,802	Sino Biopharmaceutical Ltd	396,000
65,753	Sinopharm Group Co Ltd	293,708
5,578	SSY Group Ltd	4,997
3,732	Top Glove Corp Bhd	4,392
22	ViroMed Co Ltd, (3)	5,457
501	Wuxi Biologics Cayman Inc., 144A, (3)	4,307
24	Yuhan Corp	5,134
	Total Health Care	1,104,126
	Industrials – 9.4%
949	51job Inc., ADR, (3)	66,088
169,618	Aboitiz Equity Ventures Inc.	209,134
3,978	Air China Ltd	3,944
78,342	Airports of Thailand PCL, (2), (3)	173,021
1,083	Aselsan Elektronik Sanayi Ve Ticaret AS	5,377
292	Bidvest Group Ltd/The	4,458
17,859	BOC Aviation Ltd, 144A	150,898
16,925	BTS Group Holdings PCL, (2), (3)	5,417
5,634	CAR Inc., (3)	4,689
21,153	CCR SA	86,405
12,896	China Airlines Ltd	4,429
139,469	China Conch Venture Holdings Ltd	464,796
6,116	China Eastern Airlines Corp Ltd	3,733
32	CJ Corp	3,466
4	CJ Corp, (2), (3)	132
2,942	Country Garden Services Holdings Co Ltd, (3)	4,529
1,707	Daelim Industrial Co Ltd	163,390
14,242	DP World Ltd, (3)	253,508
10,000	Eva Airways Corp	4,850
10,240	Evergreen Marine Corp Taiwan Ltd	3,983

Shares	Description (1)	Value
	Industrials (continued)
254,869	Far Eastern New Century Corp	$246,394
5,477	Greentown Service Group Co Ltd	4,998
485	Grupo Aeroportuario del Pacifico SAB de CV	4,386
9,702	Grupo Aeroportuario del Sureste SAB de CV	176,559
154	GS Engineering & Construction Corp	6,512
9,244	HAP Seng Consolidated Bhd	22,230
357	Hiwin Technologies Corp	2,812
6,540	Hyundai Engineering & Construction Co Ltd	365,603
20,049	Jasa Marga Persero Tbk PT	7,060
10,382	JG Summit Holdings Inc.	12,880
391	Latam Airlines Group SA	4,690
8,157	LG Corp	569,630
16,152	Rumo SA, (3)	87,127
156,492	Sime Darby Bhd	85,582
179,200	Sinotrans Ltd	81,987
13,115	SM Investments Corp	249,162
5,461	Taiwan High Speed Rail Corp	5,537
1,044	TAV Havalimanlari Holding AS	5,623
1,441	Turk Hava Yollari AO, (3)	4,293
3,395	Turkiye Sise ve Cam Fabrikalari AS	4,454
69,672	WEG SA	360,333
4,900	Westports Holdings Bhd	4,450
53,857	Xinjiang Goldwind Science & Technology Co Ltd	64,450
123,050	Zhejiang Expressway Co Ltd	126,081
	Total Industrials	4,119,080
	Information Technology – 14.1%
17,039	AAC Technologies Holdings Inc.	105,317
5,892	Acer Inc.	3,740
590	Advantech Co Ltd	4,388
110,338	ASE Technology Holding Co Ltd	215,493
591,493	AU Optronics Corp	229,115
4,173	BYD Electronic International Co Ltd	5,127
403	Catcher Technology Co Ltd	3,037
2,065	Chicony Electronics Co Ltd	4,510
1,729	Cielo SA	5,667
1,222	Delta Electronics Inc.	6,006
2,538	Delta Electronics Thailand PCL, (2), (3)	5,646
162	GDS Holdings Ltd, ADR, (3)	4,601
63,659	Infosys Ltd	671,320
13,729	Innolux Corp	4,670

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
(formerly known as Nushares ESG Emerging Markets Equity ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
6,283	Inventec Corp	$4,837
5,002	Kingboard Laminates Holdings Ltd	5,151
4,087	Kingdee International Software Group Co Ltd	3,917
33,433	Legend Holdings Corp, 144A	87,133
618,832	Lenovo Group Ltd	449,532
19,997	LG Display Co Ltd	339,678
34	LG Innotek Co Ltd	2,979
4,088	Lite-On Technology Corp	6,021
34,935	MediaTek Inc.	276,328
2,738	Quanta Computer Inc.	4,982
3,251	Samsung SDI Co Ltd	653,034
284,663	Taiwan Semiconductor Manufacturing Co Ltd	2,047,769
27,365	Tata Consultancy Services Ltd	773,200
61,753	TravelSky Technology Ltd	166,842
9,227	United Microelectronics Corp	3,409
1,279	Win Semiconductors Corp, (3)	6,224
16,546	Wipro Ltd	85,615
6,396	Wistron Corp	4,393
15,863	Xinyi Solar Holdings Ltd	6,671
445	Yageo Corp	4,657
	Total Information Technology	6,201,009
	Materials – 10.1%
1,808	Anglo American Platinum Ltd	86,926
1,307	Asian Paints Ltd	25,857
321,852	China Molybdenum Co Ltd	130,025
143,244	China Zhongwang Holdings Ltd	71,743
46,823	Empresas CMPC SA	174,194
120,659	Eregli Demir ve Celik Fabrikalari TAS	197,916
223	Hanwha Chemical Corp	4,500
2,584	Indorama Ventures PCL, (2), (3)	3,970
11,976	Industrias Penoles SAB de CV	164,274
12,038	KGHM Polska Miedz SA	305,225
918	Klabin SA	4,685
5,538	Kumba Iron Ore Ltd	141,325
752	Kumho Petrochemical Co Ltd	60,828
133,018	Lee & Man Paper Manufacturing Ltd	118,156
1,958	LG Chem Ltd	647,593
326	LG Chem Ltd	59,331
1,472	Lotte Chemical Corp	396,890
2,276	Mondi Ltd	56,276

Shares	Description (1)	Value
	Materials (continued)
167,353	Nan Ya Plastics Corp	$415,638
140,843	Nine Dragons Paper Holdings Ltd	142,877
28	OCI Co Ltd	2,693
10,020	PhosAgro PJSC, GDR	136,472
275	Pidilite Industries Ltd	4,327
15,563	Polymetal International PLC	177,741
4,631	Polyus PJSC, GDR	193,113
117,890	Press Metal Aluminium Holdings Bhd	124,049
143,590	PTT Global Chemical PCL, (3)	312,527
740	Sappi Ltd	4,351
323	Siam Cement PCL/The, (2)	4,838
286,045	Sinopec Shanghai Petrochemical Co Ltd	135,245
2,152	Suzano Papel e Celulose SA	27,175
10,381	UPL Ltd	114,582
5,716	Zhaojin Mining Industry Co Ltd	5,973
	Total Materials	4,451,315
	Real Estate – 1.8%
5,525	Ayala Land Inc.	4,708
1,747	BR Malls Participacoes SA	6,978
2,007	Central Pattana PCL, (2), (3)	5,123
41,199	China Overseas Land & Investment Ltd	154,889
106,026	China Vanke Co Ltd	426,985
8,569	Emaar Malls PJSC	3,663
3,685	Fortress REIT Ltd	5,373
3,145	Greentown China Holdings Ltd	2,798
2,527	Growthpoint Properties Ltd	4,945
11,904	IOI Properties Group Bhd	4,534
2,525	Jiayuan International Group Ltd	1,216
12,808	Land & Houses PCL, (2), (3)	4,387
903	Multiplan Empreendimentos Imobiliarios SA	6,453
506	NEPI Rockcastle PLC	4,783
136,418	Pakuwon Jati Tbk PT	6,346
6,430	Redefine Properties Ltd	5,112
725	Resilient REIT Ltd	3,530
3,601	Ruentex Development Co Ltd	5,450
11,297	Shenzhen Investment Ltd	3,930
16,120	Shui On Land Ltd	3,985
14,606	Sime Darby Property Bhd	4,101
77,421	SM Prime Holdings Inc.	56,606
179,220	SOHO China Ltd, (3)	72,403

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)
(formerly known as Nushares ESG Emerging Markets Equity ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Real Estate (continued)
6,740	SP Setia Bhd Group	$4,229
9,117	Yuzhou Properties Co Ltd	4,497
	Total Real Estate	807,024
	Utilities – 2.5%
7,337	Aboitiz Power Corp	5,407
8,163	Aguas Andinas SA	4,943
485,101	Beijing Enterprises Water Group Ltd	280,055
272,540	China Longyuan Power Group Corp Ltd	203,536
2,347	Cia Energetica de Minas Gerais	8,923
26,086	Enel Americas SA	5,390
44,973	Enel Chile SA	4,843
481	Engie Brasil Energia SA	5,526
295	Equatorial Energia SA	7,138
410,860	Huaneng Renewables Corp Ltd	117,812
1,186	Infraestructura Energetica Nova SAB de CV	4,675
15,700	Interconexion Electrica SA ESP	70,355
110,524	Power Grid Corp of India Ltd	293,094
86,455	Towngas China Co Ltd	68,752
	Total Utilities	1,080,449
	Total Long-Term Investments (cost $43,459,256)	43,776,391
	Other Assets Less Liabilities – 0.4%	175,598
	Net Assets – 100%	$ 43,951,989
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$43,009,792	$765,966	$633	$43,776,391

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2019.
Tax cost of investments	$43,595,598
Gross unrealized:
Appreciation	$ 3,044,474
Depreciation	(2,863,681)
Net unrealized appreciation (depreciation) of investments	$ 180,793
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Nuveen ESG International Developed Markets Equity ETF (NUDM)
(formerly known as Nushares ESG International Developed Markets Equity ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.5%
	COMMON STOCKS – 99.5%
	Communication Services – 6.9%
1,412	BT Group PLC	$4,317
3,063	ITV PLC	5,210
143	JCDecaux SA	4,247
12,549	KDDI Corp	313,984
1,705	Koninklijke KPN NV	5,257
108	Millicom International Cellular SA	6,757
2,889	Nintendo Co Ltd	898,051
20,031	NTT DOCOMO Inc.	479,562
288	Orange SA	4,484
21,692	Pearson PLC	258,525
294	ProSiebenSat.1 Media SE	5,273
2,835	Schibsted ASA	90,029
164	SES SA	3,353
13	Swisscom AG	6,237
523	Tele2 AB	6,526
30,334	Telenor ASA	574,018
2,151	Telstra Corp Ltd	4,878
451,327	Vodafone Group PLC	822,747
20,657	WPP PLC	236,353
	Total Communication Services	3,729,808
	Consumer Discretionary – 11.6%
26	adidas AG	6,196
440	Asics Corp	6,348
723	Barratt Developments PLC	5,122
2,293	Bayerische Motoren Werke AG	169,575
7,536	Bayerische Motoren Werke AG	635,222
139	Berkeley Group Holdings PLC	6,862
243	Burberry Group PLC	5,759
62	Cie Generale des Etablissements Michelin SCA	6,747
17,022	Compass Group PLC	365,095
2,162	Denso Corp	99,091
165	Electrolux AB	3,897
312	Fast Retailing Co Ltd	142,855
2,641	Harvey Norman Holdings Ltd	6,490

Shares	Description (1)	Value
	Consumer Discretionary (continued)
21,192	Hennes & Mauritz AB	$329,337
30,638	Honda Motor Co Ltd	914,664
71	HUGO BOSS AG	5,103
798	Husqvarna AB	6,086
6,712	Industria de Diseno Textil SA	187,536
33,113	Kingfisher PLC	97,005
1,230	Marks & Spencer Group PLC	4,673
272	Marui Group Co Ltd	5,514
1,312	Merlin Entertainments PLC	5,835
179	Moncler SpA	6,757
86	Next PLC	5,483
231	NGK Spark Plug Co Ltd	4,963
171	Nokian Renkaat OYJ	5,694
7,671	Oriental Land Co Ltd/Japan	784,510
6,894	Panasonic Corp	67,274
108	Pandora A/S	4,687
466	Peugeot SA	11,758
10	Puma SE	5,582
35,513	Rakuten Inc.	267,253
7,929	Renault SA	562,719
414	Sekisui Chemical Co Ltd	6,437
15,589	Sekisui House Ltd	232,911
50,473	Shangri-La Asia Ltd	65,482
18,494	Sony Corp	929,033
195	Stanley Electric Co Ltd	5,653
3,183	Taylor Wimpey PLC	6,915
56,265	Techtronic Industries Co Ltd	325,901
383	USS Co Ltd	6,701
4,113	Yamada Denki Co Ltd	20,257
310	Yamaha Motor Co Ltd	6,626
	Total Consumer Discretionary	6,347,608
	Consumer Staples – 12.1%
14,391	Aeon Co Ltd	292,038
7,110	Associated British Foods PLC	223,346
2	Barry Callebaut AG	3,407
38	Beiersdorf AG	3,807
12,382	Carrefour SA	245,581
2,262	Casino Guichard Perrachon SA	111,634
578	Coca-Cola Amatil Ltd	3,540
8,238	Coca-Cola European Partners PLC	391,964

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
(formerly known as Nushares ESG International Developed Markets Equity ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Consumer Staples (continued)
10,101	Danone SA	$735,990
4,286	Henkel AG & Co KGaA	393,684
76	Henkel AG & Co KGaA	7,402
142	ICA Gruppen AB	4,991
71,889	J Sainsbury PLC	269,703
562	Jeronimo Martins SGPS SA	7,977
1,814	Kao Corp	127,878
41	Kerry Group PLC	4,199
97	Lawson Inc.	5,981
3,271	L'Oreal SA	788,570
11,648	Marine Harvest ASA	256,647
7,370	METRO AG	124,863
20,565	Nestle SA	1,791,794
21,723	Orkla ASA	175,104
189	Toyo Suisan Kaisha Ltd	6,782
126	Unilever NV	6,744
11,846	Unilever PLC	620,897
1,934	Wm Morrison Supermarkets PLC	5,959
	Total Consumer Staples	6,610,482
	Energy – 2.9%
10,766	Caltex Australia Ltd	210,695
9,363	Enagas SA	273,209
27,970	John Wood Group PLC	199,124
2,901	Koninklijke Vopak NV	147,830
5,290	Neste Oyj	486,451
7,778	Showa Shell Sekiyu KK	115,780
13,252	WorleyParsons Ltd	134,118
	Total Energy	1,567,207
	Financials – 20.9%
3,387	3i Group PLC	37,853
140	ABN AMRO Group NV	3,489
213	AEON Financial Service Co Ltd	4,124
33,524	AIB Group PLC	150,022
3,851	Allianz SE	817,130
477	Assicurazioni Generali SpA	8,371
126	ASX Ltd	5,853
36,803	Australia & New Zealand Banking Group Ltd	671,678
145,275	Aviva PLC	791,353
70,937	Banco Bilbao Vizcaya Argentaria SA	420,821
54,057	Banco Santander SA	256,299

Shares	Description (1)	Value
	Financials (continued)
36,808	Bank Hapoalim BM	$249,118
123	BNP Paribas SA	5,782
70,988	BOC Hong Kong Holdings Ltd	272,311
6,069	CNP Assurances	138,163
20,634	Commonwealth Bank of Australia	1,051,816
47,680	DBS Group Holdings Ltd	848,180
12,114	Hang Seng Bank Ltd	277,273
13,957	Hong Kong Exchanges & Clearing Ltd	434,005
259,879	Intesa Sanpaolo SpA	594,846
28,076	Investec PLC	180,674
14,350	Investor AB	629,847
49	KBC Group NV	3,333
9,923	Kinnevik AB	241,954
216	L E Lundbergforetagen AB	6,661
164	MS&AD Insurance Group Holdings Inc.	4,873
11,363	ORIX Corp	171,233
214	Schroders PLC	7,350
1,204	Sompo Holdings Inc.	45,204
102,191	Standard Chartered PLC	825,248
13,690	Sumitomo Mitsui Trust Holdings Inc.	519,146
4,426	Swiss Re AG	424,621
392	T&D Holdings Inc.	4,850
10,228	Tokio Marine Holdings Inc.	499,229
279	Tryg A/S	7,131
22,523	UBS Group AG	291,725
48	Wendel SA	5,866
28,849	Westpac Banking Corp	516,415
	Total Financials	11,423,847
	Health Care – 8.8%
53,261	Astellas Pharma Inc.	787,683
13,533	AstraZeneca PLC	984,806
614	Chugai Pharmaceutical Co Ltd	36,221
48	Cochlear Ltd	6,770
62	Coloplast A/S	5,671
56,610	ConvaTec Group PLC	106,340
1,020	CSL Ltd	144,820
8,723	Eisai Co Ltd	674,804
477	Fisher & Paykel Healthcare Corp Ltd	4,155
2,594	H Lundbeck A/S	113,895
6,123	Koninklijke Philips NV	241,408

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
(formerly known as Nushares ESG International Developed Markets Equity ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
709	Lonza Group AG	$187,166
62	Merck KGaA	6,515
172	Orion Oyj	6,085
131	QIAGEN NV, (2)	4,840
154	Ramsay Health Care Ltd	6,369
4,265	Roche Holding AG	1,134,711
644	Ryman Healthcare Ltd	4,681
3,392	Sanofi	295,103
54	Sartorius Stedim Biotech	5,967
73	Shionogi & Co Ltd	4,485
408	Sonic Healthcare Ltd	6,848
31	Sonova Holding AG	5,818
835	Sumitomo Dainippon Pharma Co Ltd	19,534
109	Sysmex Corp	6,057
51	UCB SA	4,426
121	Vifor Pharma AG	15,404
	Total Health Care	4,820,582
	Industrials – 18.3%
22,645	ABB Ltd	432,654
1,224	Aeroports de Paris	234,829
286	Alfa Laval AB	6,474
5,501	Alstom SA	222,060
253	Atlas Copco AB	6,586
294	Atlas Copco AB	7,022
7,736	Bouygues SA	274,467
20,493	Cie de Saint-Gobain	708,263
27,878	CNH Industrial NV	273,950
6,638	Daikin Industries Ltd	717,597
11,075	Deutsche Post AG	327,358
8,838	Experian PLC	222,288
353	Ferguson PLC	23,654
20,291	Ferrovial SA	455,647
1,107	Fraport AG Frankfurt Airport Services Worldwide	87,569
2,853	Getlink SE	41,838
230	Hitachi Construction Machinery Co Ltd	5,808
199	ISS A/S	5,635
5,830	Kawasaki Heavy Industries Ltd	146,513
860	KION Group AG	49,755
11,365	Komatsu Ltd	288,380
27,568	Kubota Corp	434,178

Shares	Description (1)	Value
	Industrials (continued)
51	Kuehne + Nagel International AG	$6,909
233	Kyushu Railway Co	7,943
96	Legrand SA	5,702
32,036	Meggitt PLC	217,367
212	Metso OYJ	6,227
15,212	Mitsubishi Electric Corp	190,866
62,886	MTR Corp Ltd	351,027
2,145	MTU Aero Engines AG	463,213
536	NGK Insulators Ltd	8,225
195	Nippon Express Co Ltd	12,327
177	Odakyu Electric Railway Co Ltd	3,977
4,098	OSRAM Licht AG	174,501
138	Randstad NV	6,668
9,960	Recruit Holdings Co Ltd	266,549
21,676	RELX PLC	480,883
10,315	Rexel SA	117,886
37,129	Royal Mail PLC	130,944
9,497	Schneider Electric SE	676,506
475	SEEK Ltd	5,884
3	SGS SA	7,242
9,109	Siemens AG	1,001,104
399	Skanska AB	6,975
408	SKF AB	6,848
108	Taisei Corp	5,071
38	Teleperformance	6,554
237	Tokyu Corp	4,051
91,576	Transurban Group	812,623
384	Wartsila OYJ Abp	6,268
1,093	Weir Group PLC/The	21,639
	Total Industrials	9,984,504
	Information Technology – 3.9%
2,309	ASML Holding NV	405,951
3,931	Atos SE	359,587
56	Capgemini SE	6,200
32	Dassault Systemes SE	4,023
3,581	Fujitsu Ltd	239,677
168	Hitachi High-Technologies Corp	6,051
2,008	Ingenico Group SA	109,697
5,861	Kyocera Corp	329,267
32	Murata Manufacturing Co Ltd	4,534

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
(formerly known as Nushares ESG International Developed Markets Equity ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
822	Nokia OYJ	$5,195
125	Omron Corp	5,111
3,973	SAP SE	411,433
271	Shimadzu Corp	6,213
15,164	STMicroelectronics NV	241,250
190	Yaskawa Electric Corp	5,342
	Total Information Technology	2,139,531
	Materials – 7.0%
2,300	Akzo Nobel NV	198,885
2,474	Asahi Kasei Corp	27,097
11,288	Boliden AB	281,724
4,073	Chr Hansen Holding A/S	386,838
3,139	Covestro AG	173,537
3,160	Daicel Corp	33,101
11,540	Fletcher Building Ltd	40,021
70	Givaudan SA	169,902
4,192	Hitachi Chemical Co Ltd	68,872
8,858	Hitachi Metals Ltd	99,218
7,913	Johnson Matthey PLC	316,751
188	Kaneka Corp	7,342
1,081	Kansai Paint Co Ltd	18,972
1,433	Koninklijke DSM NV	134,142
99	Nitto Denko Corp	5,585
1,558	Novozymes A/S	65,151
5,557	Showa Denko KK	185,863
102	Sika AG	13,468
210	Smurfit Kappa Group PLC	6,068
16,178	Stora Enso OYJ	217,100
61,375	Sumitomo Chemical Co Ltd	319,197
9,602	Sumitomo Metal Mining Co Ltd	276,687
314	Teijin Ltd	5,419
57,211	Toray Industries Inc.	424,180
8,526	Umicore SA	360,509
	Total Materials	3,835,629
	Real Estate – 3.2%
3,812	Ascendas Real Estate Investment Trust	7,768
10,366	British Land Co PLC/The	78,189
43,808	CapitaLand Ltd	108,490
2,819	CapitaLand Mall Trust	5,032
15,918	City Developments Ltd	108,791

Shares	Description (1)	Value
	Real Estate (continued)
43	Covivio	$4,406
17,366	Daiwa House Industry Co Ltd	562,803
121	Deutsche Wohnen SE	6,052
652	Dexus	5,458
51	Gecina SA	7,502
467	Goodman Group	3,970
1,789	GPT Group/The	7,566
32,311	Hammerson PLC	158,071
631	Hulic Co Ltd	5,815
13,205	Land Securities Group PLC	150,290
483	LendLease Group	4,307
4,218	Mirvac Group	7,381
315	Nomura Real Estate Holdings Inc.	6,116
455	Segro PLC	3,872
2,356	Stockland	6,494
3,364	Sun Hung Kai Properties Ltd	56,247
48,044	Swire Properties Ltd	186,746
85	Swiss Prime Site AG	7,210
44	Unibail-Rodamco-Westfield	7,935
31,597	Wharf Real Estate Investment Co Ltd	215,433
	Total Real Estate	1,721,944
	Utilities – 3.9%
20,389	Meridian Energy Ltd	49,779
75,917	National Grid PLC	824,086
7,805	Orsted A/S	562,564
17,160	Red Electrica Corp SA, (2)	395,774
27,842	United Utilities Group PLC	304,278
	Total Utilities	2,136,481
	Total Long-Term Investments (cost $56,991,108)	54,317,623

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2%
	GOVERNMENT RELATED – 0.2%
100	Federal Home Loan Banks, Discount Notes	0.000%	2/01/19	N/R	$ 100,000
	Total Short-Term Investments (cost $100,000)				100,000
	Total Investments (cost $57,091,108) – 99.7%				54,417,623
	Other Assets Less Liabilities – 0.3%				156,949
	Net Assets – 100%				$ 54,574,572

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)
(formerly known as Nushares ESG International Developed Markets Equity ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$54,317,623	$ —	$ —	$54,317,623
Short-Term Investments:
Government Related	—	100,000	—	100,000
Total	$54,317,623	$100,000	$ —	$54,417,623
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2019.
Tax cost of investments	$57,166,138
Gross unrealized:
Appreciation	$ 1,543,686
Depreciation	(4,292,201)
Net unrealized appreciation (depreciation) of investments	$ (2,748,515)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Nuveen ESG Large-Cap Growth ETF (NULG)
(formerly known as Nushares ESG Large-Cap Growth ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Communication Services – 11.1%
2,294	Alphabet Inc., Class A, (2)	$2,560,953
1,638	Alphabet Inc., Class A, (2)	1,844,208
27,083	Liberty Global PLC, (2)	638,075
9,762	Liberty Global PLC, (2)	238,193
14,400	Walt Disney Co	1,605,888
	Total Communication Services	6,887,317
	Consumer Discretionary – 14.9%
42	Advance Auto Parts Inc.	6,686
85	Aptiv PLC	6,726
11,047	Aramark	363,999
657	Booking Holdings Inc., (2)	1,204,156
483	Chipotle Mexican Grill Inc., (2)	255,802
219	eBay Inc.	7,369
1,610	Hilton Worldwide Holdings Inc.	119,913
9,201	Home Depot Inc/The	1,688,660
12,401	Lowe's Cos Inc.	1,192,480
3,301	Lululemon Athletica Inc., (2)	487,921
473	Mattel Inc.	5,600
1,312	MercadoLibre Inc.	477,568
138	Michael Kors Holdings Ltd	5,862
12,013	NIKE Inc., Class B	983,624
60	PVH Corp	6,547
4,669	Starbucks Corp	318,146
2,798	Tesla Inc., (2)	859,042
8,657	TJX Cos Inc/The	430,513
89	Tractor Supply Co	7,601
5,794	Under Armour Inc., Class C, (2)	109,738
2,057	Vail Resorts Inc.	387,251
78	VF Corp	6,565
2,968	Wayfair Inc., Class A, (2)	324,877
	Total Consumer Discretionary	9,256,646
	Consumer Staples – 3.4%
38	Clorox Co/The	5,639
4,764	Costco Wholesale Corp	1,022,497

Nuveen ESG Large-Cap Growth ETF (NULG) (continued)
(formerly known as Nushares ESG Large-Cap Growth ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Consumer Staples (continued)
3,064	Estee Lauder Cos Inc/The, Class A	$417,991
3,422	Lamb Weston Holdings Inc.	247,411
3,074	McCormick & Co Inc/MD	380,069
	Total Consumer Staples	2,073,607
	Energy – 2.6%
17,126	Baker Hughes a GE Co	403,660
10,781	Cheniere Energy Inc., (2)	707,773
262	National Oilwell Varco Inc.	7,724
7,521	ONEOK Inc.	482,923
	Total Energy	1,602,080
	Financials – 7.3%
10,813	American Express Co	1,110,495
77	Comerica Inc.	6,063
67	First Republic Bank/CA	6,474
9,096	Intercontinental Exchange Inc.	698,209
4,446	Marsh & McLennan Cos Inc.	392,093
885	Moody's Corp	140,281
14,510	Progressive Corp/The	976,378
5,213	S&P Global Inc.	999,072
772	SVB Financial Group, (2)	180,169
67	T Rowe Price Group Inc.	6,262
142	Voya Financial Inc.	6,593
	Total Financials	4,522,089
	Health Care – 13.9%
2,149	ABIOMED Inc., (2)	754,450
118	Agilent Technologies Inc.	8,974
2,561	Align Technology Inc., (2)	637,561
3,788	Becton Dickinson and Co	944,955
80	Biogen Inc., (2)	26,702
494	BioMarin Pharmaceutical Inc., (2)	48,496
9,305	Celgene Corp, (2)	823,120
3,451	Centene Corp, (2)	450,597
108	Cerner Corp, (2)	5,930
2,111	Cigna Corp	421,799
105	DaVita Inc., (2)	5,894
131	DexCom Inc., (2)	18,475
3,467	Edwards Lifesciences Corp, (2)	590,846
9,331	Eli Lilly & Co	1,118,414
2,098	HCA Inc.	292,524

Shares	Description (1)	Value
	Health Care (continued)
222	Henry Schein Inc., (2)	$17,249
148	Hologic Inc., (2)	6,571
2,975	Humana Inc.	919,245
31	IDEXX Laboratories Inc., (2)	6,596
2,849	IQVIA Holdings Inc., (2)	367,550
66	Laboratory Corp of America Holdings, (2)	9,197
9	Mettler-Toledo International Inc., (2)	5,744
160	Nektar Therapeutics, (2)	6,774
24	Teleflex Inc.	6,564
4,341	Vertex Pharmaceuticals Inc., (2)	828,740
41	Waters Corp, (2)	9,480
3,286	Zoetis Inc.	283,122
	Total Health Care	8,615,569
	Industrials – 11.4%
30	3M Co	6,009
69	Allegion PLC	5,924
3,537	CH Robinson Worldwide Inc.	306,905
965	Copart Inc., (2)	48,858
9,656	CSX Corp	634,399
1,514	Expeditors International of Washington Inc.	104,920
110	Fastenal Co	6,651
131	Flowserve Corp	5,769
559	Fortive Corp	41,919
140	Fortune Brands Home & Security Inc.	6,342
162	HD Supply Holdings Inc., (2)	6,794
46	IDEX Corp	6,342
10,240	IHS Markit Ltd, (2)	531,661
80	Illinois Tool Works Inc.	10,985
8,317	Ingersoll-Rand PLC	832,033
2,050	L3 Technologies Inc.	403,604
32	Lennox International Inc.	7,337
199	Masco Corp	6,450
53	Middleby Corp/The, (2)	6,234
105	Robert Half International Inc.	6,765
4,183	Rockwell Automation Inc.	709,102
152	Rollins Inc.	5,660
3,116	Roper Technologies Inc.	882,638
5,570	Spirit AeroSystems Holdings Inc., Class A	464,538
2,480	TransDigm Group Inc., (2)	969,680
9,646	TransUnion	586,670

Nuveen ESG Large-Cap Growth ETF (NULG) (continued)
(formerly known as Nushares ESG Large-Cap Growth ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
55	United Parcel Service Inc., Class B	$5,797
54	United Rentals Inc., (2)	6,764
24	WW Grainger Inc.	7,089
5,906	Xylem Inc/NY	420,862
	Total Industrials	7,044,701
	Information Technology – 29.8%
8,014	Accenture PLC, Class A	1,230,550
5,932	Adobe Inc., (2)	1,470,068
14,085	Applied Materials Inc.	550,442
4,950	Autodesk Inc., (2)	728,640
7,553	Automatic Data Processing Inc.	1,056,212
9,002	Cognex Corp	409,591
5,071	Intuit Inc.	1,094,423
351	Jack Henry & Associates Inc.	46,876
6,372	Keysight Technologies Inc., (2)	471,655
6,279	Mastercard Inc.	1,325,685
45,383	Microsoft Corp	4,739,347
7,981	NVIDIA Corp	1,147,269
6,318	PayPal Holdings Inc., (2)	560,786
9,892	salesforce.com Inc., (2)	1,503,287
12,708	Texas Instruments Inc.	1,279,441
8,512	Trimble Inc., (2)	320,562
3,759	VMware Inc., Class A, (2)	567,872
	Total Information Technology	18,502,706
	Materials – 2.9%
272	Axalta Coating Systems Ltd	6,969
3,701	Ball Corp	193,488
6,109	Ecolab Inc.	966,260
6,088	PPG Industries Inc.	641,919
	Total Materials	1,808,636
	Real Estate – 2.6%
6,919	American Tower Corporation, REIT	1,195,880
6,158	Prologis Inc.	425,887
	Total Real Estate	1,621,767
	Total Long-Term Investments (cost $59,286,187)	61,935,118
	Other Assets Less Liabilities – 0.1%	89,540
	Net Assets – 100%	$ 62,024,658

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$61,935,118	$ —	$ —	$61,935,118
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2019.
Tax cost of investments	$59,291,761
Gross unrealized:
Appreciation	$ 4,551,394
Depreciation	(1,908,037)
Net unrealized appreciation (depreciation) of investments	$ 2,643,357
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
REIT	Real Estate Investment Trust

Nuveen ESG Large-Cap Value ETF (NULV)
(formerly known as Nushares ESG Large-Cap Value ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.7%
	COMMON STOCKS – 99.7%
	Communication Services – 6.7%
34,903	CenturyLink Inc.	$534,714
40,494	Comcast Corporation, Class A	1,480,866
225	Discovery Inc., (2)	5,996
250	Interpublic Group of Cos Inc/The	5,687
84	Liberty Broadband Corp, (2)	7,142
79	Omnicom Group Inc.	6,152
2,870	Sprint Corp, (2)	17,909
31,199	Verizon Communications Inc.	1,717,817
208	Viacom Inc., Class B	6,119
	Total Communication Services	3,782,402
	Consumer Discretionary – 5.1%
4,318	Aptiv PLC	341,683
80	Best Buy Co Inc.	4,739
1,236	Darden Restaurants Inc.	129,694
192	Gap Inc/The	4,884
1,245	Garmin Ltd	86,129
77	Genuine Parts Co	7,686
2,875	Goodyear Tire & Rubber Co/The	60,921
323	Hanesbrands Inc.	4,842
7,757	Harley-Davidson Inc.	285,923
64	Hasbro Inc.	5,796
88	Kohl's Corp	6,045
201	L Brands Inc.	5,596
155	Leggett & Platt Inc.	6,349
183	Macy's Inc.	4,813
46	Mohawk Industries Inc., (2)	5,924
13,605	Newell Brands Inc.	288,562
125	Nordstrom Inc.	5,801
117	Norwegian Cruise Line Holdings Ltd	6,017
229	PulteGroup Inc.	6,369
50	Ralph Lauren Corp	5,807
4,962	Royal Caribbean Cruises Ltd	595,688
12,530	Target Corp	914,690
872	Tiffany & Co	77,373

Shares	Description (1)	Value
	Consumer Discretionary (continued)
80	VF Corp	$6,734
36	Whirlpool Corp	4,788
	Total Consumer Discretionary	2,872,853
	Consumer Staples – 11.8%
6,582	Bunge Ltd	362,471
126	Campbell Soup Co	4,464
33,198	Coca-Cola Co/The	1,597,820
4,264	Colgate-Palmolive Co	275,795
18,150	General Mills Inc.	806,586
158	Hormel Foods Corp	6,687
146	Kellogg Co	8,615
670	Kimberly-Clark Corp	74,625
1,978	McCormick & Co Inc/MD	244,560
12,675	PepsiCo Inc.	1,428,092
19,307	Procter & Gamble Co/The	1,862,546
	Total Consumer Staples	6,672,261
	Energy – 6.0%
8,222	Baker Hughes a GE Co	193,793
3,906	HollyFrontier Corp	220,064
12,525	ONEOK Inc.	804,230
119	Targa Resources Corp	5,118
20,136	TechnipFMC PLC	462,323
10,243	Valero Energy Corp	899,540
30,583	Williams Cos Inc/The	823,600
	Total Energy	3,408,668
	Financials – 21.0%
3,908	Allstate Corp/The	343,396
206	Ally Financial Inc.	5,368
20,478	American International Group Inc.	885,264
62	Ameriprise Financial Inc.	7,849
82	Arthur J Gallagher & Co	6,126
53	Assurant Inc.	5,109
70,182	Bank of America Corp	1,998,082
18,873	Bank of New York Mellon Corp/The	987,435
17,447	BB&T Corp	851,414
2,103	BlackRock Inc.	872,913
9,756	Capital One Financial Corp	786,236
7,453	Chubb Ltd	991,622
129	CIT Group Inc.	5,959

Nuveen ESG Large-Cap Value ETF (NULV) (continued)
(formerly known as Nushares ESG Large-Cap Value ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
149	Citizens Financial Group Inc.	$5,054
2,938	CME Group Inc.	535,539
74	Comerica Inc.	5,827
76	Discover Financial Services	5,129
6,772	East West Bancorp Inc.	340,767
214	Fifth Third Bancorp	5,739
51,204	Huntington Bancshares Inc/OH	677,941
245	Invesco Ltd	4,464
44,199	KeyCorp	727,958
88	Lincoln National Corp	5,147
35	M&T Bank Corp	5,759
8,281	Marsh & McLennan Cos Inc.	730,301
182	Morgan Stanley	7,699
69	Nasdaq Inc.	6,075
63	Northern Trust Corp	5,573
293	People's United Financial Inc.	4,799
517	PNC Financial Services Group Inc.	63,420
89	Principal Financial Group Inc.	4,456
1,116	Prudential Financial Inc.	102,828
69	Raymond James Financial Inc.	5,554
311	Regions Financial Corp	4,718
48	Signature Bank/New York NY	6,111
85	State Street Corp	6,026
6,720	Travelers Cos Inc/The	843,629
118	Voya Financial Inc.	5,479
120	Zions Bancorp NA	5,711
	Total Financials	11,868,476
	Health Care – 15.1%
15,511	Abbott Laboratories	1,131,993
2,296	AbbVie Inc.	184,346
9,283	Agilent Technologies Inc.	705,972
1,506	Allergan PLC	216,834
836	Amgen Inc.	156,424
872	Becton Dickinson and Co	217,529
13,125	Bristol-Myers Squibb Co	647,981
115	Cardinal Health Inc.	5,747
24	Cooper Cos Inc/The	6,690
14,067	CVS Health Corp	922,092
7,151	Danaher Corp	793,189
158	Dentsply Sirona Inc.	6,628

Shares	Description (1)	Value
	Health Care (continued)
7,710	Eli Lilly & Co	$924,121
12,538	Gilead Sciences Inc.	877,785
48	IQVIA Holdings Inc., (2)	6,193
36	Laboratory Corp of America Holdings, (2)	5,017
21,882	Merck & Co Inc.	1,628,677
72	Perrigo Co PLC	3,344
883	Quest Diagnostics Inc.	77,130
55	ResMed Inc.	5,234
24	Teleflex Inc.	6,564
	Total Health Care	8,529,490
	Industrials – 6.8%
4,878	3M Co	977,063
14	AMERCO	5,077
5,561	Caterpillar Inc.	740,503
67	CH Robinson Worldwide Inc.	5,814
373	Cummins Inc.	54,872
68	Deere & Co	11,152
115	IHS Markit Ltd, (2)	5,971
23,147	Johnson Controls International plc	781,674
67	ManpowerGroup Inc.	5,295
87	Owens Corning	4,558
1,762	Parker-Hannifin Corp	290,395
35	Rockwell Automation Inc.	5,933
54	Snap-on Inc.	8,964
6,014	Union Pacific Corp	956,647
51	United Rentals Inc., (2)	6,388
	Total Industrials	3,860,306
	Information Technology – 11.8%
8,615	Analog Devices Inc.	851,679
3,386	Applied Materials Inc.	132,325
49,254	Hewlett Packard Enterprise Co	767,870
17,046	HP Inc.	375,523
36,471	Intel Corp	1,718,514
10,265	International Business Machines Corp	1,379,821
111	Keysight Technologies Inc., (2)	8,216
20,302	Oracle Corp	1,019,769
5,206	TE Connectivity Ltd	421,426
153	Trimble Inc., (2)	5,762
315	Western Union Co/The	5,749
	Total Information Technology	6,686,654

Nuveen ESG Large-Cap Value ETF (NULV) (continued)
(formerly known as Nushares ESG Large-Cap Value ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Materials – 4.7%
56	Celanese Corp	$5,363
3,966	International Flavors & Fragrances Inc.	562,300
2,128	International Paper Co	100,931
8,222	LyondellBasell Industries NV, Class A	715,067
10,186	Mosaic Co/The	328,804
7,121	Newmont Mining Corp	242,897
5,624	PPG Industries Inc.	592,995
2,655	Steel Dynamics Inc.	97,146
111	Westrock Co	4,519
	Total Materials	2,650,022
	Real Estate – 4.0%
45	Alexandria Real Estate Equities Inc.	5,927
75	Boston Properties Inc.	9,890
530	Digital Realty Trust Inc.	57,420
233	Duke Realty Corp	6,813
4,515	HCP Inc.	142,403
292	Host Hotels & Resorts Inc.	5,274
171	Iron Mountain Inc.	6,361
39	Jones Lang LaSalle Inc.	5,593
7,354	Kimco Realty Corp	125,092
123	Liberty Property Trust	5,798
72	Mid-America Apartment Communities Inc.	7,292
5,285	Simon Property Group Inc.	962,504
204	UDR Inc.	8,925
1,525	Ventas Inc.	98,347
29,952	Weyerhaeuser Co	785,941
	Total Real Estate	2,233,580
	Utilities – 6.7%
128	CMS Energy Corp	6,674
10,468	Consolidated Edison Inc.	812,840
12,323	Edison International	702,041
11,871	Eversource Energy	823,966
228	NiSource Inc.	6,220
10,236	Public Service Enterprise Group Inc.	558,374
7,447	Sempra Energy	871,150
	Total Utilities	3,781,265
	Total Long-Term Investments (cost $55,936,993)	56,345,977
	Other Assets Less Liabilities – 0.3%	155,124
	Net Assets – 100%	$ 56,501,101

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$56,345,977	$ —	$ —	$56,345,977
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2019.
Tax cost of investments	$55,972,110
Gross unrealized:
Appreciation	$ 2,567,915
Depreciation	(2,194,048)
Net unrealized appreciation (depreciation) of investments	$ 373,867
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen ESG Mid-Cap Growth ETF (NUMG)
(formerly known as Nushares ESG Mid-Cap Growth ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Communication Services – 6.2%
7,488	Liberty Broadband Corp, (2)	$636,630
3,152	Live Nation Entertainment Inc., (2)	168,664
9,475	Take-Two Interactive Software Inc., (2)	1,000,086
14,054	TripAdvisor Inc., (2)	806,418
25,628	Zayo Group Holdings Inc., (2)	703,489
	Total Communication Services	3,315,287
	Consumer Discretionary – 12.9%
25,195	Aramark	830,175
903	Burlington Stores Inc., (2)	155,054
12,496	CarMax Inc., (2)	734,515
17,250	LKQ Corp, (2)	452,295
4,216	Lululemon Athletica Inc., (2)	623,167
9,290	Mattel Inc.	109,994
3,303	MercadoLibre Inc.	1,202,292
46	PVH Corp	5,019
2,514	Tractor Supply Co	214,696
27,798	Under Armour Inc., Class A, (2)	576,530
14,896	Under Armour Inc., Class C, (2)	282,130
3,703	Vail Resorts Inc.	697,127
9,246	Wayfair Inc., Class A, (2)	1,012,067
	Total Consumer Discretionary	6,895,061
	Consumer Staples – 1.6%
6,735	McCormick & Co Inc/MD	832,715
	Energy – 2.9%
17,362	Cheniere Energy Inc., (2)	1,139,815
7,176	HollyFrontier Corp	404,296
	Total Energy	1,544,111
	Financials – 3.4%
12,494	E*TRADE Financial Corporation	582,970
5,924	First Republic Bank/CA	572,436
2,247	SVB Financial Group, (2)	524,405
3,155	Voya Financial Inc.	146,487
	Total Financials	1,826,298

Shares	Description (1)	Value
	Health Care – 16.2%
3,408	Cooper Cos Inc/The	$950,014
4,270	DaVita Inc., (2)	239,675
12,177	Henry Schein Inc., (2)	946,153
19,272	Hologic Inc., (2)	855,677
5,948	IDEXX Laboratories Inc., (2)	1,265,615
4,510	Jazz Pharmaceuticals PLC, (2)	567,764
5,502	Laboratory Corp of America Holdings, (2)	766,704
1,370	Mettler-Toledo International Inc., (2)	874,279
9,086	ResMed Inc.	864,714
63	Varian Medical Systems Inc., (2)	8,318
5,590	Waters Corp, (2)	1,292,520
	Total Health Care	8,631,433
	Industrials – 24.4%
5,140	Acuity Brands Inc.	621,477
2,005	Allegion PLC	172,149
9,330	CH Robinson Worldwide Inc.	809,564
19,810	Copart Inc., (2)	1,002,980
8,433	Expeditors International of Washington Inc.	584,407
14,166	Fastenal Co	856,476
994	Fortune Brands Home & Security Inc.	45,028
16,169	HD Supply Holdings Inc., (2)	678,128
3,985	L3 Technologies Inc.	784,567
4,072	Lennox International Inc.	933,628
6,506	Middleby Corp/The, (2)	765,236
13,651	Robert Half International Inc.	879,534
18,155	Sensata Technologies Holding PLC	862,363
11,365	Spirit AeroSystems Holdings Inc., Class A	947,841
16,278	TransUnion	990,028
1,383	United Rentals Inc., (2)	173,235
2,833	WW Grainger Inc.	836,840
14,680	Xylem Inc/NY	1,046,097
	Total Industrials	12,989,578
	Information Technology – 23.9%
61,330	Advanced Micro Devices Inc, (2)	1,497,065
14,704	Akamai Technologies Inc., (2)	957,230
3,225	ANSYS Inc., (2)	530,029
2,701	Arista Networks Inc., (2)	580,121
9,999	Broadridge Financial Solutions Inc.	1,008,199
21,695	Cadence Design Systems Inc., (2)	1,042,011
2,226	Citrix Systems Inc.	228,254

Nuveen ESG Mid-Cap Growth ETF (NUMG) (continued)
(formerly known as Nushares ESG Mid-Cap Growth ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
3,921	Cognex Corp	$178,406
7,303	CommScope Holding Co Inc., (2)	152,706
35	F5 Networks Inc., (2)	5,633
16,046	FLIR Systems Inc.	784,328
13,866	Fortinet Inc., (2)	1,061,720
4,617	Jack Henry & Associates Inc.	616,600
14,692	Keysight Technologies Inc., (2)	1,087,502
11,855	Maxim Integrated Products Inc.	643,371
299	ON Semiconductor Corp, (2)	5,992
8,410	PTC Inc., (2)	713,084
8,698	Sabre Corp	199,880
1,335	Skyworks Solutions Inc.	97,508
21,939	Trimble Inc., (2)	826,223
4,953	Xilinx Inc.	554,439
	Total Information Technology	12,770,301
	Materials – 5.0%
27,202	Axalta Coating Systems Ltd	696,915
19,432	Ball Corp	1,015,905
9,124	Vulcan Materials Co	927,455
	Total Materials	2,640,275
	Real Estate – 3.3%
6,164	CBRE Group Inc., (2)	282,003
6,164	SBA Communications Corp	1,125,115
8,656	UDR Inc.	378,700
	Total Real Estate	1,785,818
	Total Long-Term Investments (cost $50,662,882)	53,230,877
	Other Assets Less Liabilities – 0.2%	86,042
	Net Assets – 100%	$ 53,316,919
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$53,230,877	$ —	$ —	$53,230,877
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2019.
Tax cost of investments	$50,680,281
Gross unrealized:
Appreciation	$ 4,617,857
Depreciation	(2,067,261)
Net unrealized appreciation (depreciation) of investments	$ 2,550,596
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen ESG Mid-Cap Value ETF (NUMV)
(formerly known as Nushares ESG Mid-Cap Value ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Communication Services – 4.3%
40,060	CenturyLink Inc.	$613,719
11,869	Discovery Inc., (2)	316,309
15,536	Interpublic Group of Cos Inc/The	353,444
9,110	Liberty Broadband Corp, (2)	774,532
	Total Communication Services	2,058,004
	Consumer Discretionary – 17.0%
13,607	Best Buy Co Inc.	806,079
13,426	BorgWarner Inc.	549,123
6,161	Gap Inc/The	156,736
12,296	Garmin Ltd	850,637
10,108	Genuine Parts Co	1,008,980
39,855	Hanesbrands Inc.	597,426
19,225	Harley-Davidson Inc.	708,633
7,477	Hasbro Inc.	677,117
772	Macy's Inc.	20,304
6,154	Mohawk Industries Inc., (2)	792,574
30,518	Newell Brands Inc.	647,287
1,407	Nordstrom Inc.	65,299
7,968	Tiffany & Co	707,001
3,693	Whirlpool Corp	491,206
	Total Consumer Discretionary	8,078,402
	Consumer Staples – 3.9%
14,007	Bunge Ltd	771,365
11,976	Campbell Soup Co	424,310
5,201	McCormick & Co Inc/MD	643,052
	Total Consumer Staples	1,838,727
	Energy – 3.1%
15,881	Targa Resources Corp	683,042
35,112	TechnipFMC PLC	806,171
	Total Energy	1,489,213
	Financials – 20.0%
28,044	Ally Financial Inc.	730,827
12,884	Arthur J Gallagher & Co	962,564
7,569	Assurant Inc.	729,576

Shares	Description (1)	Value
	Financials (continued)
6,153	CIT Group Inc.	$284,207
29,842	Citizens Financial Group Inc.	1,012,241
199	Comerica Inc.	15,669
6,671	East West Bancorp Inc.	335,685
30,665	Huntington Bancshares Inc/OH	406,005
8,742	Invesco Ltd	159,279
15,848	Lincoln National Corp	926,949
9,985	Nasdaq Inc.	879,079
25,047	People's United Financial Inc.	410,270
20,416	Principal Financial Group Inc.	1,022,229
9,152	Raymond James Financial Inc.	736,736
22,415	Regions Financial Corp	340,035
4,555	Signature Bank/New York NY	579,897
195	Voya Financial Inc.	9,054
	Total Financials	9,540,302
	Health Care – 2.2%
495	Laboratory Corp of America Holdings, (2)	68,978
4,437	Quest Diagnostics Inc.	387,572
5,974	ResMed Inc.	568,546
	Total Health Care	1,025,096
	Industrials – 9.4%
1,892	AMERCO	686,153
3,050	CH Robinson Worldwide Inc.	264,648
3,252	L3 Technologies Inc.	640,254
3,138	ManpowerGroup Inc.	247,996
31,224	Nielsen Holdings PLC	801,832
13,097	Owens Corning	686,152
5,216	Snap-on Inc.	865,804
2,154	United Rentals Inc., (2)	269,810
	Total Industrials	4,462,649
	Information Technology – 8.6%
8,488	CommScope Holding Co Inc., (2)	177,484
7,311	Flex Ltd	70,332
9,543	FLIR Systems Inc.	466,462
7,291	Keysight Technologies Inc., (2)	539,680
14,047	Marvell Technology Group Ltd	260,291
4,785	Microchip Technology Inc.	384,571
434	ON Semiconductor Corp, (2)	8,697
11,584	Skyworks Solutions Inc.	846,095

Nuveen ESG Mid-Cap Value ETF (NUMV) (continued)
(formerly known as Nushares ESG Mid-Cap Value ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
355	Trimble Inc., (2)	$13,369
26,769	Western Union Co/The	488,534
29,541	Xerox Corp	833,352
	Total Information Technology	4,088,867
	Materials – 7.1%
15,170	Ball Corp	793,088
6,681	International Flavors & Fragrances Inc.	947,232
19,427	Mosaic Co/The	627,104
16,058	Newmont Mining Corp	547,738
5,132	Steel Dynamics Inc.	187,780
7,235	Westrock Co	294,537
	Total Materials	3,397,479
	Real Estate – 15.7%
3,199	Alexandria Real Estate Equities Inc.	421,340
30,825	Duke Realty Corp	901,323
17,892	HCP Inc.	564,314
48,786	Host Hotels & Resorts Inc.	881,075
21,312	Iron Mountain Inc.	792,807
3,508	Jones Lang LaSalle Inc.	503,082
1,784	Kimco Realty Corp	30,346
17,559	Liberty Property Trust	827,731
9,035	Mid-America Apartment Communities Inc.	915,065
12,642	Regency Centers Corp	821,730
18,652	UDR Inc.	816,025
	Total Real Estate	7,474,838
	Utilities – 8.5%
19,546	CMS Energy Corp	1,019,128
17,851	Eversource Energy	1,239,038
33,235	NiSource Inc.	906,651
9,867	Pinnacle West Capital Corp	869,480
	Total Utilities	4,034,297
	Total Long-Term Investments (cost $48,127,280)	47,487,874
	Other Assets Less Liabilities – 0.2%	114,042
	Net Assets – 100%	$ 47,601,916

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$47,487,874	$ —	$ —	$47,487,874
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2019.
Tax cost of investments	$48,143,666
Gross unrealized:
Appreciation	$ 2,290,245
Depreciation	(2,946,037)
Net unrealized appreciation (depreciation) of investments	$ (655,792)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen ESG Small-Cap ETF (NUSC)
(formerly known as Nushares ESG Small-Cap ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Communication Services – 3.1%
5,806	ANGI Homeservices Inc., (2)	$98,702
535	Boingo Wireless Inc., (2)	12,904
165	Cable One Inc.	145,916
1,794	Cincinnati Bell Inc., (2)	14,962
3,828	Cinemark Holdings Inc.	156,642
2,514	Emerald Expositions Events Inc.	35,699
17,406	Entercom Communications Corp, Class A	127,586
15,701	Gannett Co Inc.	174,124
6,501	GCI Liberty Inc., Class A, (2)	330,901
54,952	Globalstar Inc., (2)	36,136
7,865	Gogo Inc., (2)	32,483
7,236	Iridium Communications Inc., (2)	140,234
6,257	John Wiley & Sons Inc., Class A	323,988
3,083	Lions Gate Entertainment Corp	54,045
7,149	Lions Gate Entertainment Corp	131,327
1,804	Loral Space & Communications Inc., (2)	65,142
2,497	Marcus Corp/The	111,291
2,704	Meredith Corp	146,746
10,926	National CineMedia Inc.	75,499
9,038	ORBCOMM Inc., (2)	73,569
4,143	Scholastic Corp	172,722
10,538	The New York Times Co.	270,932
46,907	Zynga Inc., Class A, (2)	210,143
	Total Communication Services	2,941,693
	Consumer Discretionary – 10.8%
4,887	Aaron's Inc.	244,643
2,198	American Axle & Manufacturing Holdings Inc	32,486
498	American Eagle Outfitters Inc.	10,518
1,977	American Public Education Inc., (2)	58,499
1,813	At Home Group Inc., (2)	39,959
1,751	AutoNation Inc., (2)	67,851
2,244	BBX Capital Corp	13,845
4,647	Bright Horizons Family Solutions Inc., (2)	538,076
706	Brinker International Inc.	28,607

Shares	Description (1)	Value
	Consumer Discretionary (continued)
562	Buckle Inc/The	$9,762
288	Caleres Inc.	8,594
13,030	Callaway Golf Co	212,259
4,611	Camping World Holdings Inc.	65,384
1,780	Century Communities Inc., (2)	41,759
232	Cooper-Standard Holdings Inc., (2)	17,739
6,416	Core-Mark Holding Co Inc.	178,878
962	Crocs Inc., (2)	27,629
3,022	Dave & Buster's Entertainment Inc., (2)	155,482
970	Deckers Outdoor Corp, (2)	124,596
1,629	Dine Brands Global Inc.	124,244
2,902	Dorman Products Inc., (2)	249,427
4,515	Dunkin' Brands Group Inc.	308,781
2,168	El Pollo Loco Holdings Inc., (2)	35,750
813	Ethan Allen Interiors Inc.	15,431
9,850	Etsy Inc., (2)	538,302
2,064	Five Below Inc., (2)	255,379
262	Foot Locker Inc.	14,643
6,185	Fossil Group Inc., (2)	104,898
5,246	Fox Factory Holding Corp, (2)	311,245
9,058	frontdoor Inc., (2)	269,204
1,206	GameStop Corp, Class A	13,676
252	Genesco Inc., (2)	11,385
3,128	Gentherm Inc., (2)	133,128
11,215	GNC Holdings Inc., Class A	34,206
15,751	GoPro Inc., Class A, (2)	77,652
152	Graham Holdings Co, Class B	101,080
1,675	Group 1 Automotive Inc.	102,225
1,006	Hamilton Beach Brands Holding Co	26,297
2,342	Helen of Troy Ltd, (2)	271,766
1,375	Hooker Furniture Corp	39,559
2,600	Houghton Mifflin Harcourt Co, (2)	27,222
3,438	International Speedway Corp, Class A	149,381
3,743	iRobot Corp, (2)	336,084
1,879	Jack in the Box Inc.	152,105
475	KB Home	10,170
1,151	La-Z-Boy Inc.	34,093
1,468	LGI Homes Inc., (2)	87,052
1,164	Lithia Motors Inc., Class A	103,538
3,600	MarineMax Inc., (2)	64,008

Nuveen ESG Small-Cap ETF (NUSC) (continued)
(formerly known as Nushares ESG Small-Cap ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Consumer Discretionary (continued)
2,258	Marriott Vacations Worldwide Corp	$199,923
2,265	Modine Manufacturing Co	33,137
404	Monro Inc.	28,951
1,211	Movado Group Inc.	38,691
744	Murphy USA Inc., (2)	54,721
4,109	Nutrisystem Inc.	178,372
33,929	Office Depot Inc.	100,091
5,579	Pool Corp	836,348
5,796	Quotient Technology Inc., (2)	57,960
1,233	Rent-A-Center Inc/TX	21,577
3,604	Sally Beauty Holdings Inc., (2)	62,061
20,527	Service Corp International/US	881,019
6,254	ServiceMaster Global Holdings Inc., (2)	243,843
3,398	Shake Shack Inc., Class A, (2)	162,288
2,710	Shutterfly Inc, (2)	124,552
4,597	Signet Jewelers Ltd	111,983
4,611	Six Flags Entertainment Corp	283,991
2,541	Sleep Number Corp, (2)	91,476
395	Sotheby's	15,954
6,991	Tupperware Brands Corp	190,645
770	Unifi Inc., (2)	16,470
2,427	Visteon Corp, (2)	186,612
3,625	Weight Watchers International Inc.	116,000
8,951	Wendy's Co/The	155,031
1,748	Wolverine World Wide Inc.	59,974
436	Zumiez Inc., (2)	11,079
	Total Consumer Discretionary	10,141,246
	Consumer Staples – 2.6%
2,563	Casey's General Stores Inc.	329,807
2,227	Chefs' Warehouse Inc/The, (2)	71,531
15,045	Darling Ingredients Inc., (2)	320,007
5,985	Energizer Holdings Inc.	283,689
2,392	Fresh Del Monte Produce Inc.	76,496
1,305	Freshpet Inc., (2)	46,941
2,399	Hain Celestial Group Inc/The, (2)	43,974
5,548	Herbalife Nutrition Ltd	331,215
1,591	Medifast Inc.	202,439
2,548	Performance Food Group Co, (2)	87,040
520	PriceSmart Inc.	31,850
8,098	Simply Good Foods Co/The, (2)	160,259

Shares	Description (1)	Value
	Consumer Staples (continued)
1,680	SpartanNash Co	$34,860
745	Sprouts Farmers Market Inc., (2)	17,865
658	TreeHouse Foods Inc., (2)	38,401
6,851	United Natural Foods Inc., (2)	89,748
6,632	US Foods Holding Corp, (2)	223,631
638	USANA Health Sciences Inc., (2)	74,710
	Total Consumer Staples	2,464,463
	Energy – 3.6%
10,539	Antero Midstream GP LP	141,433
8,521	Apergy Corp, (2)	286,476
18,200	Archrock Inc.	171,808
8,446	C&J Energy Services Inc., (2)	135,727
5,291	Cactus Inc., (2)	173,651
4,656	Core Laboratories NV	314,094
11,129	Delek US Holdings Inc.	361,804
5,181	Dril-Quip Inc., (2)	193,977
4,603	Exterran Corp, (2)	79,908
9,504	Forum Energy Technologies Inc., (2)	46,665
10,608	Frank's International NV	60,360
3,111	FTS International Inc., (2)	25,355
19,301	Helix Energy Solutions Group Inc., (2)	131,826
6,873	Keane Group Inc., (2)	69,280
2,817	KLX Energy Services Holdings Inc., (2)	73,411
3,767	Matrix Service Co, (2)	80,802
25,250	McDermott International Inc., (2)	222,705
1,838	Natural Gas Services Group Inc., (2)	30,345
1,576	NCS Multistage Holdings Inc., (2)	8,920
12,156	Newpark Resources Inc., (2)	101,016
12,555	Oceaneering International Inc.	196,988
7,810	Oil States International Inc., (2)	134,488
4,745	Renewable Energy Group Inc., (2)	137,130
7,163	Select Energy Services Inc., (2)	60,885
142,487	Weatherford International PLC, (2)	92,389
	Total Energy	3,331,443
	Financials – 16.1%
3,214	Ameris Bancorp	121,971
15,342	Apollo Commercial Real Estate Finance Inc.	279,224
8,591	Arbor Realty Trust Inc.	102,748
4,498	Aspen Insurance Holdings Ltd	187,702
9,382	Associated Banc-Corp	203,120

Nuveen ESG Small-Cap ETF (NUSC) (continued)
(formerly known as Nushares ESG Small-Cap ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
3,319	Atlantic Capital Bancshares Inc., (2)	$60,008
6,891	Bancorp Inc/The, (2)	58,436
1,360	BancorpSouth Bank	39,685
924	Bank of Hawaii Corp	71,453
17,079	Bank OZK	518,177
13,573	BankUnited Inc.	458,903
1,559	Banner Corp	85,028
1,018	Berkshire Hills Bancorp Inc.	27,741
856	BOK Financial Corp	71,142
30,772	Brown & Brown Inc.	835,768
2,171	Byline Bancorp Inc., (2)	41,010
5,832	Cadence BanCorp	109,350
2,714	Cathay General Bancorp	100,744
4,441	Chemical Financial Corp	197,447
2,955	Cohen & Steers Inc.	111,197
2,681	Columbia Banking System Inc.	98,527
2,738	Crawford & Co, Class A	26,203
2,654	Cullen/Frost Bankers Inc.	258,181
2,740	Donnelley Financial Solutions Inc., (2)	40,114
4,204	Enova International Inc., (2)	96,902
1,353	Erie Indemnity Co, Class A	198,052
2,852	FactSet Research Systems Inc.	623,533
260	Federal Agricultural Mortgage Corp, Class C	18,395
15,626	First American Financial Corp	782,550
447	First Busey Corp	11,068
3,144	First Financial Bancorp	82,782
1,691	First Hawaiian Inc.	43,509
1,482	First Interstate BancSystem Inc.	57,679
1,166	First Midwest Bancorp Inc/IL	25,675
5,375	FirstCash Inc.	443,061
4,155	Flagstar Bancorp Inc.	128,182
1,384	Flushing Financial Corp	30,697
7,533	Fulton Financial Corp	120,905
69,716	Genworth Financial Inc., Class A, (2)	337,425
1,747	Glacier Bancorp Inc.	73,688
6,069	Granite Point Mortgage Trust Inc.	118,467
2,286	Great Western Bancorp Inc.	80,673
6,602	Green Dot Corp, Class A, (2)	488,680
4,135	Hancock Whitney Corp	169,866
1,875	Hanmi Financial Corp	41,119

Shares	Description (1)	Value
	Financials (continued)
3,283	Hanover Insurance Group Inc/The	$374,393
689	Heartland Financial USA Inc.	31,253
756	Heritage Financial Corp/WA	23,421
2,077	HomeStreet Inc.	50,824
1,127	Independent Bank Corp/Rockland MA	89,912
2,146	INTL. FCStone Inc., (2)	82,042
10,561	Invesco Mortgage Capital Inc.	170,032
26,996	Investors Bancorp Inc.	327,731
1,813	KKR Real Estate Finance Trust Inc.	37,384
14,389	Ladenburg Thalmann Financial Services Inc., (2)	41,440
436	LegacyTexas Financial Group Inc.	17,370
3,407	Live Oak Bancshares Inc.	47,357
3,340	MB Financial Inc.	148,229
3,605	Meta Financial Group Inc.	84,898
23,539	MGIC Investment Corp, (2)	293,767
2,167	Midland States Bancorp Inc.	52,246
2,630	Morningstar Inc.	326,514
347	National Bank Holdings Corp, Class A	11,090
40,634	New York Community Bancorp Inc.	472,167
5,723	On Deck Capital Inc., (2)	43,037
3,787	Opus Bank	79,148
331	Park National Corp	31,121
709	Peapack Gladstone Financial Corp	18,923
491	People's Utah Bancorp	14,435
4,849	Pinnacle Financial Partners Inc.	260,731
4,707	Popular Inc.	257,049
3,537	PRA Group Inc., (2)	104,377
1,272	ProAssurance Corp	54,264
1,303	Prosperity Bancshares Inc.	92,695
1,567	Ready Capital Corp	24,508
544	Sandy Spring Bancorp Inc.	17,740
3,969	ServisFirst Bancshares Inc.	133,954
3,440	Simmons First National Corp, Class A	85,106
2,607	South State Corp	172,974
37,256	Starwood Property Trust Inc.	822,612
12,767	Sterling Bancorp/DE	245,637
2,997	Stewart Information Services Corp	133,217
368	Texas Capital Bancshares Inc., (2)	21,443
2,730	TFS Financial Corp	44,526
3,248	Triumph Bancorp Inc., (2)	98,934

Nuveen ESG Small-Cap ETF (NUSC) (continued)
(formerly known as Nushares ESG Small-Cap ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Financials (continued)
1,569	Trustmark Corp	$49,471
2,493	UMB Financial Corp	160,449
5,451	Umpqua Holdings Corp	96,374
499	United Bankshares Inc/WV	17,650
6,727	Virtu Financial Inc., Class A	171,875
4,055	Walker & Dunlop Inc.	194,924
1,221	Webster Financial Corp	65,787
619	Westamerica Bancorporation	38,787
4,298	Western Alliance Bancorp, (2)	190,315
445	White Mountains Insurance Group Ltd	397,643
2,777	Wintrust Financial Corp	197,556
1,141	WSFS Financial Corp	48,116
	Total Financials	15,144,235
	Health Care – 12.6%
960	Acadia Healthcare Co Inc., (2)	26,266
10,262	ACADIA Pharmaceuticals Inc., (2)	233,768
1,881	Acceleron Pharma Inc., (2)	79,754
4,080	Accuray Inc., (2)	17,952
4,335	Aclaris Therapeutics Inc., (2)	30,215
5,353	Aduro Biotech Inc., (2)	15,952
1,126	Aerie Pharmaceuticals Inc., (2)	52,945
425	Agios Pharmaceuticals Inc., (2)	22,780
2,373	Akcea Therapeutics Inc., (2)	63,074
6,516	Alder Biopharmaceuticals Inc., (2)	91,745
7,474	Allscripts Healthcare Solutions Inc., (2)	88,118
752	American Renal Associates Holdings Inc., (2)	9,114
9,221	Amicus Therapeutics Inc., (2)	111,021
3,079	AMN Healthcare Services Inc., (2)	199,488
2,315	AnaptysBio Inc., (2)	153,531
2,999	Assembly Biosciences Inc., (2)	68,317
1,894	Atara Biotherapeutics Inc., (2)	71,972
2,337	athenahealth Inc., (2)	314,887
3,106	AtriCure Inc., (2)	96,131
208	Atrion Corp	155,135
3,832	Bellicum Pharmaceuticals Inc., (2)	12,646
9,816	BioCryst Pharmaceuticals Inc., (2)	85,203
3,252	BioTelemetry Inc., (2)	233,559
2,614	Bluebird Bio Inc., (2)	348,786
13,052	Brookdale Senior Living Inc., (2)	106,374
6,760	Bruker Corp	237,006

Shares	Description (1)	Value
	Health Care (continued)
4,223	Cantel Medical Corp	$343,837
3,465	Capital Senior Living Corp, (2)	24,151
658	Cardiovascular Systems Inc., (2)	20,484
684	Chemed Corp	203,791
5,985	Coherus Biosciences Inc., (2)	80,558
2,860	Collegium Pharmaceutical Inc., (2)	45,789
1,274	Computer Programs & Systems Inc.	33,430
415	CorVel Corp, (2)	25,925
1,981	Cross Country Healthcare Inc., (2)	19,077
7,686	Cymabay Therapeutics Inc., (2)	66,868
8,522	Denali Therapeutics Inc., (2)	162,429
5,809	Dicerna Pharmaceuticals Inc., (2)	59,891
1,678	Dova Pharmaceuticals Inc., (2)	12,887
1,655	Eagle Pharmaceuticals Inc/DE, (2)	69,940
1,060	Encompass Health Corp	70,850
3,382	Esperion Therapeutics Inc., (2)	157,094
2,055	FibroGen Inc., (2)	116,621
3,249	Flexion Therapeutics Inc., (2)	47,728
3,011	G1 Therapeutics Inc., (2)	64,405
2,700	Glaukos Corp, (2)	172,233
5,035	Global Blood Therapeutics Inc., (2)	241,227
3,017	Haemonetics Corp, (2)	298,412
1,573	Halozyme Therapeutics Inc., (2)	25,451
423	Heska Corp, (2)	41,708
3,862	HMS Holdings Corp, (2)	115,821
1,076	Inogen Inc., (2)	162,702
10,349	Insmed Inc., (2)	251,584
3,611	Intersect ENT Inc., (2)	107,138
776	Intra-Cellular Therapies Inc., (2)	9,343
6,452	Karyopharm Therapeutics Inc., (2)	54,648
107	LHC Group Inc., (2)	11,313
1,882	Ligand Pharmaceuticals Inc., (2)	222,264
5,957	LivaNova PLC, (2)	549,950
466	Magellan Health Inc., (2)	30,365
3,341	Medicines Co/The, (2)	77,211
5,534	Medidata Solutions Inc., (2)	392,693
3,934	MEDNAX Inc., (2)	142,057
2,305	Merit Medical Systems Inc., (2)	130,302
4,630	Minerva Neurosciences Inc., (2)	30,465
2,721	Mirati Therapeutics Inc., (2)	179,804

Nuveen ESG Small-Cap ETF (NUSC) (continued)
(formerly known as Nushares ESG Small-Cap ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Health Care (continued)
3,116	MyoKardia Inc., (2)	$128,940
1,549	National Research Corp	61,929
10,281	NeoGenomics Inc., (2)	170,870
5,249	NextGen Healthcare Inc., (2)	92,802
47,172	OPKO Health Inc., (2)	173,593
1,752	Optinose Inc., (2)	11,283
2,909	OraSure Technologies Inc., (2)	37,381
3,606	Paratek Pharmaceuticals Inc., (2)	24,322
1,621	Patterson Cos Inc.	36,132
280	Penumbra Inc., (2)	40,743
2,602	PerkinElmer Inc.	235,481
11,688	Progenics Pharmaceuticals Inc., (2)	51,778
5,392	Prothena Corp PLC, (2)	63,356
2,649	Quidel Corp, (2)	153,721
12,149	R1 RCM Inc., (2)	98,650
1,380	RadNet Inc., (2)	18,837
2,226	Reata Pharmaceuticals Inc., (2)	177,568
3,577	Repligen Corp, (2)	203,925
652	Revance Therapeutics Inc., (2)	11,260
2,374	Sage Therapeutics Inc., (2)	338,509
4,018	Spark Therapeutics Inc., (2)	192,141
4,274	STAAR Surgical Co, (2)	152,710
3,303	STERIS PLC	376,740
248	Surmodics Inc., (2)	14,203
4,622	Teladoc Health Inc., (2)	296,732
821	Tivity Health Inc., (2)	18,275
1,709	Triple-S Management Corp, (2)	34,453
2,749	Ultragenyx Pharmaceutical Inc., (2)	135,581
2,318	uniQure NV, (2)	79,392
207	US Physical Therapy Inc.	21,919
5,230	Varex Imaging Corp, (2)	149,003
1,470	Vocera Communications Inc., (2)	60,005
2,664	West Pharmaceutical Services Inc.	288,431
17,801	ZIOPHARM Oncology Inc., (2)	39,874
1,637	Zogenix Inc., (2)	71,619
	Total Health Care	11,860,343
	Industrials – 15.5%
2,316	AAON Inc.	85,553
7,181	ABM Industries Inc.	245,518
14,734	ACCO Brands Corp	130,101

Shares	Description (1)	Value
	Industrials (continued)
4,778	Actuant Corp	$109,368
5,192	Advanced Drainage Systems Inc.	132,396
2,087	Aegion Corp, (2)	37,879
748	Alamo Group Inc.	64,425
5,840	Allison Transmission Holdings Inc.	284,233
1,848	Argan Inc.	78,023
3,701	Armstrong World Industries Inc.	251,816
1,780	ASGN Inc., (2)	112,122
3,356	Astronics Corp, (2)	102,929
5,825	Atkore International Group Inc., (2)	135,082
4,850	Avis Budget Group Inc., (2)	129,204
7,087	Axon Enterprise Inc., (2)	361,508
9,505	Beacon Roofing Supply Inc., (2)	345,317
4,777	Brady Corp, Class A	213,580
834	Briggs & Stratton Corp	10,742
10,313	Builders FirstSource Inc., (2)	136,338
3,927	Carlisle Cos Inc.	423,056
3,770	Chart Industries Inc., (2)	281,619
3,225	Cimpress NV, (2)	268,223
18,279	Civeo Corp, (2)	46,246
1,776	Comfort Systems USA Inc.	85,195
2,850	Cubic Corp	183,170
153	Curtiss-Wright Corp	17,369
3,144	Donaldson Co Inc.	148,648
2,976	EMCOR Group Inc.	194,125
2,162	EnerSys	184,332
3,605	ESCO Technologies Inc.	234,722
422	Essendant Inc., (3)	5,402
3,582	Esterline Technologies Corp, (2)	435,929
10,496	Evoqua Water Technologies Corp, (2)	113,462
2,642	Foundation Building Materials Inc., (2)	24,148
4,749	Franklin Electric Co Inc.	226,907
1,219	FTI Consulting Inc., (2)	83,282
7,292	Gates Industrial Corp PLC, (2)	108,724
4,367	GATX Corp	330,495
809	Genesee & Wyoming Inc., Class A, (2)	63,523
2,328	Granite Construction Inc.	100,616
2,270	Healthcare Services Group Inc.	99,017
2,177	Herman Miller Inc.	74,519
7,072	Hertz Global Holdings Inc., (2)	117,325

Nuveen ESG Small-Cap ETF (NUSC) (continued)
(formerly known as Nushares ESG Small-Cap ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Industrials (continued)
4,848	Hexcel Corp	$328,258
351	Hub Group Inc., Class A, (2)	15,623
2,268	Hubbell Inc.	247,960
1,131	Hyster-Yale Materials Handling Inc.	78,706
3,958	InnerWorkings Inc., (2)	18,167
4,846	Insperity Inc.	516,971
889	Interface Inc.	14,589
9,119	KAR Auction Services Inc.	474,279
5,073	KeyW Holding Corp/The, (2)	36,424
2,087	Korn/Ferry International	95,167
213	Lindsay Corp	18,292
11,361	Macquarie Infrastructure Corp	490,454
2,542	Matthews International Corp, Class A	113,094
413	McGrath RentCorp	20,815
4,572	Mercury Systems Inc., (2)	268,056
3,355	Meritor Inc., (2)	69,381
6,223	Mobile Mini Inc.	235,167
336	MSA Safety Inc.	33,660
862	MYR Group Inc., (2)	26,265
1,916	Navigant Consulting Inc.	49,663
6,004	Navistar International Corp, (2)	197,171
4,409	Nexeo Solutions Inc., (2)	41,445
26,101	Pitney Bowes Inc.	188,188
5,332	Quanta Services Inc.	188,433
4,562	Raven Industries Inc.	168,748
896	Regal Beloit Corp	68,777
9,094	RR Donnelley & Sons Co	46,379
3,800	Ryder System Inc.	220,058
5,387	SiteOne Landscape Supply Inc., (2)	287,127
4,258	Steelcase Inc., Class A	70,257
3,993	Team Inc., (2)	57,260
241	Teledyne Technologies Inc., (2)	54,037
678	Tetra Tech Inc.	37,419
7,915	Toro Co/The	470,943
6,398	TriMas Corp, (2)	185,478
1,796	TriNet Group Inc., (2)	82,005
7,284	Triton International Ltd/Bermuda	261,860
551	TrueBlue Inc., (2)	13,439
3,060	Valmont Industries Inc.	394,740
1,694	Veritiv Corp, (2)	57,850

Shares	Description (1)	Value
	Industrials (continued)
7,831	Wabash National Corp	$109,164
3,814	WageWorks Inc., (2)	120,332
3,413	Watts Water Technologies Inc.	255,531
18,560	Welbilt Inc., (2)	260,211
3,999	Wesco Aircraft Holdings Inc., (2)	34,951
1,796	WESCO International Inc., (2)	94,110
7,189	Woodward Inc.	653,121
	Total Industrials	14,586,213
	Information Technology – 16.4%
4,444	Anixter International Inc., (2)	269,795
6,422	ARRIS International PLC, (2)	201,587
9,165	Avaya Holdings Corporation, (2)	154,980
4,074	Badger Meter Inc.	215,066
3,042	Belden Inc.	163,082
2,085	Benefitfocus Inc., (2)	116,656
11,413	Black Knight Inc., (2)	561,405
1,744	Blackbaud Inc.	124,870
17,487	Booz Allen Hamilton Holding Corp	859,136
4,010	Cabot Microelectronics Corp	408,579
4,918	CalAmp Corp, (2)	70,868
3,207	ChannelAdvisor Corp, (2)	34,475
2,828	Cirrus Logic Inc., (2)	105,060
7,893	Conduent Inc., (2)	100,636
996	Control4 Corp, (2)	19,790
6,201	Coupa Software Inc., (2)	539,239
4,256	Cray Inc., (2)	93,377
7,815	Cree Inc., (2)	394,110
4,259	CTS Corp	120,828
3,896	Daktronics Inc.	29,337
9,034	Diebold Nixdorf Inc.	38,394
1,319	Dolby Laboratories Inc., Class A	85,247
17,779	Entegris Inc.	587,596
205	ePlus Inc., (2)	16,240
4,746	ExlService Holdings Inc., (2)	272,895
1,368	Fair Isaac Corp	308,074
8,687	First Solar Inc., (2)	439,475
6,489	Five9 Inc., (2)	331,783
4,665	Insight Enterprises Inc., (2)	214,217
3,361	InterDigital Inc.	244,714
2,866	Itron Inc., (2)	156,570

Nuveen ESG Small-Cap ETF (NUSC) (continued)
(formerly known as Nushares ESG Small-Cap ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Information Technology (continued)
896	KEMET Corp	$15,877
9,464	Kulicke & Soffa Industries Inc.	213,224
79	Littelfuse Inc.	13,882
7,879	LivePerson Inc., (2)	184,920
7,228	LogMeIn Inc.	672,349
2,224	Lumentum Holdings Inc., (2)	108,776
5,639	Manhattan Associates Inc., (2)	275,014
5,841	Mellanox Technologies Ltd, (2)	545,608
5,055	Methode Electronics Inc.	130,166
2,450	MINDBODY Inc., Class A, (2)	89,327
466	MTS Systems Corp	23,328
3,219	Nanometrics Inc., (2)	98,469
2,760	National Instruments Corp	122,047
9,501	NCR Corp, (2)	254,152
3,778	New Relic Inc., (2)	384,034
422	Novanta Inc., (2)	29,405
8,092	Nutanix Inc., (2)	414,553
227	OSI Systems Inc., (2)	20,360
991	Paycom Software Inc., (2)	146,906
2,937	Plantronics Inc.	113,926
298	Plexus Corp, (2)	16,724
608	Power Integrations Inc.	40,128
4,016	Progress Software Corp	145,500
1,946	Ribbon Communications Inc., (2)	10,859
1,761	RingCentral Inc., Class A, (2)	162,787
674	Rogers Corp, (2)	85,537
5,956	Science Applications International Corp	399,886
3,510	SendGrid Inc., (2)	189,821
2,504	Silicon Laboratories Inc., (2)	191,556
2,438	SPS Commerce Inc., (2)	216,153
5,515	Sykes Enterprises Inc., (2)	152,049
1,083	SYNNEX Corp	104,791
2,266	Tableau Software Inc., Class A, (2)	289,685
5,734	Teradata Corp, (2)	254,475
17,051	TiVo Corp	189,778
17,469	Travelport Worldwide Ltd	273,565
2,296	TTEC Holdings Inc.	76,755
816	TTM Technologies Inc., (2)	9,368
198	Twilio Inc., (2)	22,041
926	Virtusa Corp, (2)	44,929

Shares	Description (1)	Value
	Information Technology (continued)
4,841	WEX Inc., (2)	$780,998
3,361	Zebra Technologies Corp, Class A, (2)	583,470
	Total Information Technology	15,375,259
	Materials – 5.4%
5,493	AptarGroup Inc.	544,466
453	Bemis Co Inc.	22,125
5,916	Berry Global Group Inc., (2)	291,363
1,720	Boise Cascade Co	47,248
2,111	Clearwater Paper Corp, (2)	71,183
26,311	Coeur Mining Inc., (2)	135,502
4,749	Compass Minerals International Inc.	248,135
276	Greif Inc., Class B	12,461
3,370	Innospec Inc.	236,810
1,672	Kraton Corp, (2)	47,150
12,365	Louisiana-Pacific Corp	301,459
2,857	Materion Corp	134,079
5,699	Mercer International Inc.	84,174
4,756	Minerals Technologies Inc.	278,559
735	Myers Industries Inc.	11,951
275	Neenah Inc.	19,159
6,315	OMNOVA Solutions Inc., (2)	56,267
6,180	PH Glatfelter Co	78,980
8,067	Reliance Steel & Aluminum Co	660,526
1,359	Ryerson Holding Corp, (2)	9,554
1,624	Schnitzer Steel Industries Inc.	39,301
5,908	Sensient Technologies Corp	370,904
3,616	Sonoco Products Co	208,209
2,833	Stepan Co	249,106
5,892	Trinseo SA	289,003
26,691	Valvoline Inc.	590,138
	Total Materials	5,037,812
	Real Estate – 11.3%
452	Altisource Portfolio Solutions SA, (2)	10,703
387	American Campus Communities Inc.	17,810
10,728	Americold Realty Trust	314,545
9,564	Brixmor Property Group Inc.	163,831
6,838	CatchMark Timber Trust Inc.	62,841
24,118	CBL & Associates Properties Inc.	60,054
3,586	Chatham Lodging Trust	72,473
6,945	Chesapeake Lodging Trust	197,794

Nuveen ESG Small-Cap ETF (NUSC) (continued)
(formerly known as Nushares ESG Small-Cap ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Real Estate (continued)
5,895	CorePoint Lodging Inc.	$72,155
3,790	CoreSite Realty Corp	374,414
7,165	Corporate Office Properties Trust	176,904
24,637	Cousins Properties Inc.	218,037
10,254	CyrusOne Inc.	555,767
28,164	DiamondRock Hospitality Co	286,146
6,780	Douglas Emmett Inc.	256,487
8,176	Easterly Government Properties Inc.	146,841
484	Equity Commonwealth	15,662
2,495	Four Corners Property Trust Inc.	70,459
4,253	Government Properties Income Trust	136,224
7,599	Hannon Armstrong Sustainable Infrastructure Capital Inc.	171,661
8,133	Hospitality Properties Trust	216,826
5,712	Howard Hughes Corp/The, (2)	634,261
5,774	Hudson Pacific Properties Inc.	187,482
2,586	Industrial Logistics Properties Trust	55,573
9,327	iStar Inc.	89,446
10,954	Kennedy-Wilson Holdings Inc.	218,970
3,928	Kilroy Realty Corp	276,767
9,356	MGM Growth Properties LLC	290,036
6,209	NorthStar Realty Europe Corp	104,249
19,508	Outfront Media Inc.	404,791
14,663	Paramount Group Inc.	212,320
19,523	Park Hotels & Resorts Inc.	587,057
8,959	PotlatchDeltic Corp	330,408
6,794	QTS Realty Trust Inc., Class A	286,095
18,015	Rayonier Inc.	548,377
7,162	Realogy Holdings Corp	127,126
6,821	Redfin Corp, (2)	122,028
6,176	Rexford Industrial Realty Inc.	207,514
23,362	RLJ Lodging Trust	433,365
20,017	Sabra Health Care REIT Inc.	411,149
769	Senior Housing Properties Trust	10,589
5,189	St Joe Co/The, (2)	80,741
31,004	Sunstone Hotel Investors Inc.	443,357
3,124	Tier REIT Inc.	73,414
19,354	Uniti Group Inc.	385,338
15,729	VICI Properties Inc.	338,645
25,558	Washington Prime Group Inc.	145,169

Shares	Description (1)	Value
	Real Estate (continued)
1,571	Washington Real Estate Investment Trust	$ 39,825
	Total Real Estate	10,641,726
	Utilities – 2.5%
2,303	Chesapeake Utilities Corp	208,583
12,349	New Jersey Resources Corp	598,926
7,587	NextEra Energy Partners LP	304,694
5,308	Ormat Technologies Inc.	306,325
11,685	Pattern Energy Group Inc.	248,657
6,878	Southwest Gas Holdings Inc.	538,685
8,992	TerraForm Power Inc., (2)	106,825
	Total Utilities	2,312,695
	Total Common Stocks (cost $93,859,514)	93,837,128

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
1,243	NewStar Financial Inc., (4)	$ 323
	Total Common Stock Rights (cost $-)	323
	Total Long-Term Investments (cost $93,859,514)	93,837,451
	Other Assets Less Liabilities – 0.1%	122,841
	Net Assets – 100%	$ 93,960,292
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$93,831,726	$5,402	$ —	$93,837,128
Common Stock Rights	—	—	323	323
Total	$93,831,726	$5,402	$ 323	$93,837,451

Nuveen ESG Small-Cap ETF (NUSC) (continued)
(formerly known as Nushares ESG Small-Cap ETF)
Portfolio of Investments    January 31, 2019
(Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of January 31, 2019.
Tax cost of investments	$93,921,229
Gross unrealized:
Appreciation	$ 5,844,850
Depreciation	(5,928,628)
Net unrealized appreciation (depreciation) of investments	$ (83,778)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, investment classified as Level 2.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nushares ETF Trust

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: April 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Martin Kremenstein
Martin Kremenstein
Chief Administrative Officer (principal executive officer)

Date: April 1, 2019

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 1, 2019